OTHER LIABILITIES (Details) - ARS ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Current
Deferred revenues on prepaid calling cards	$ 710	$ 30
Deferred revenues on connection fees and international capacity leases	76	117
Deferred revenues on construction projects	322
Mobile customer loyalty programs	173
Compensation for directors and members of the Supervisory Committee	47
Companies under sect. 33 - Law No. 19,550 and Related Parties		4
Other	209	1
Other current liabilities	1,537	152
Non-current
Deferred revenues on connection fees and international capacity leases	254	198
Pension benefits (Note 3.m)	245
Mobile customer loyalty programs	280
Other	380
Other non-current liabilities	1,159	198
Total other liabilities	$ 2,696	$ 350